Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2018	Dec. 31, 2017
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	174,283,740	173,573,572
Common Stock, Shares, Outstanding	174,283,740	173,573,572